DECOMMISSIONING LIABILITY	12 Months Ended
Dec. 31, 2018
Statements Line Items
DECOMMISSIONING LIABILITY [Text Block]

NOTE 10 – DECOMMISSIONING LIABILITY

	Canadian	United States
	Oil and Gas	Oil and Gas
	Properties (1)	Properties (1)	Total
	$	$	$
Balance at January 1, 2017	3,636	140	3,776
Change in estimated future cash flows	146	(3)	143
Actual costs incurred and other	(3)	(8)	(11)
Unwinding of discount	60	3	63
Balance at December 31, 2017	3,839	132	3,971
Additions	60	-	60
Change in estimated future cash flows	(296)	(3)	(299)
Actual costs incurred and other	(15)	12	(3)
Unwinding of discount	76	3	79
Balance at December 31, 2018	3,664	144	3,808

(1) relates to property and equipment (note 5)

The present value of the decommissioning liability was calculated using the following weighted average inputs:

	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties
As at December 31, 2018:
Discount rate	1.94%	2.15%
Inflation rate	2.00%	2.00%

As at December 31, 2017:
Discount rate	1.94%	2.20%
Inflation rate	2.00%	2.00%